UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21359

Exact Name of Registrant as specified in charter:
MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

Address of principal executive offices:  113 King Street, Armonk, NY 10504

Name and address of agent for service:
Clifford D. Corso, 113 King Street, Armonk, NY 10504

Copies to: Thomas E. Stabile, 113 King Street, Armonk, NY 10504

Registrant's telephone number, including area code: (914) 273-4545

Date of fiscal year end: July 31

Date of reporting period: April 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS
MBIA CAPITAL/CLAYMORE MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND
Portfolio of Investments                                          April 30, 2005
--------------------------------------------------------------------------------

MUNICIPAL BONDS & NOTES -- 152.74%

                          Rating      Principal                                                        Optional Call        Value
      State               (S&P)*     Amount (000)                    Description                       Provisions**       (Note 1)

Alabama -- 0.78%
                            BBB      $    845       Courtland, AL Ind. Dev. Brd. Environ. Imp. Rev.,
                                                    Ser. B, 6.25%, 08/01/25                            08/01/13 @ 100    $   910,817
                                                                                                                         -----------

California -- 30.35%
                            AAA         4,000       California Infra. & Econ. Dev. Rev., Bay Area
                                                    Toll Brdgs., 5.00%, 07/01/26 (FGIC)                07/01/13 @ 100      4,218,880
                             A          2,500       California General Obligation, 5.50%, 04/01/30     04/01/14 @100       2,727,700
                           BBB+         4,000       California Dept. of Water Res. Power Supply Rev.,
                                                    Ser. A, 5.125%, 05/01/19                           05/01/12 @ 101      4,287,240
                             A          6,000       California Var. Purpose Gen. Oblig.,
                                                    5.125%,11/01/24                                    11/01/13 @ 100      6,340,260
                             A-         5,000       California Public Works Brd. Dept.
                                                    Mental Health Lease Rev., 5.00%, 06/01/24          06/01/14 @ 100      5,188,200
                            A-          2,500       Chula Vista, CA Ind. Dev. Rev.,  5.50%, 12/01/21   06/02/14 @ 102      2,668,850
                            A-          2,750       Golden State Tobbaco Settlement Rev.,
                                                    Ser. B, 5.375%, 06/01/28                           06/01/10 @ 100      2,883,815
                            AAA         4,000       Port of Oakland, CA Rev., Ser. L, 5.00%,
                                                    11/01/22 (FGIC)                                    11/01/12 @ 100      4,162,120
                            AAA         2,500       San Diego, CA Unified School Dist., Ser. D, 5.25%,
                                                    07/01/25 (FGIC)                                    07/01/12 @101       2,801,300
                                                                                                                         -----------
                                                                                                                          35,278,365
                                                                                                                         -----------

Colorado -- 9.10%
                            AA          4,500       Colorado Health Facs. Auth. Rev., 5.25%, 09/01/21  09/01/11 @ 100      4,777,785
                            AAA         4,750       Colorado Dept. of Trans. Rev., Ser. 940, 6.74%,
                                                    6/15/13, 144A                                      No Call Provisions  5,798,658
                                                                                                                         -----------
                                                                                                                          10,576,443
                                                                                                                         -----------

District of Columbia -- 4.38%
                            AAA         2,000       District of Columbia HFA Multi FHA Henson
                                                    Ridge-Rmkt, 5.10%, 06/1/37                         06/01/15 @ 102      2,005,280
                            AAA         3,000       Metropolitan Washington, D.C. Airport, AMT,
                                                    Ser. B, 5.00%, 10/1/34                             10/1/14 @ 100       3,079,140
                                                                                                                         -----------
                                                                                                                           5,084,420
                                                                                                                         -----------

Florida -- 7.62%
                             A          2,500       Highlands Co., FL Health Facs. Auth. Rev.,
                                                    Ser. B, 5.25%, 11/15/23                            11/15/12 @ 100      2,623,475
                             A          3,000       Highlands Co., FL Health Facs. Auth. Rev.,
                                                    Ser. D, 5.875%, 11/15/29                           11/15/13 @ 100      3,285,060
                            AA-         2,750       South Broward Co., FL Hosp. Dist. Rev., 5.60%,
                                                    05/01/27                                           05/01/12 @ 101      2,949,870
                                                                                                                         -----------

                                                                                                                           8,858,405
                                                                                                                         -----------

Illinois -- 2.72%
                             A          3,000       Illinois Dev. Fin. Auth. Hosp. Rev., 5.65%,
                                                    11/15/24                                           11/15/09 @ 101      3,158,160
                                                                                                                         -----------

Louisiana -- 0.89%
                            BBB         1,000       Desoto Parish, LA Environ. Imp. Rev., Ser. A,
                                                    5.85%, 11/01/27                                    11/01/13 @ 100      1,035,140
                                                                                                                         -----------

Massachusetts-- 4.70%
                            AAA         5,000       Massachusetts Special Oblig. Dedicated Tax Rev.,
                                                    5.25%, 01/01/26 (FGIC)                             01/01/14 @ 100      5,465,250
                                                                                                                         -----------

Michigan-- 1.81%
                           BBB+         2,000       Michigan Strategic Fund Ltd. Oblig. Rev. Ref.,
                                                    Ser. C, 5.45% 09/01/29                             09/01/11 @ 100      2,104,560
                                                                                                                         -----------

Missouri-- 5.46%
                            AAA         6,000       Missouri Health & Educ. Facs. Auth. Rev., Ser. A,
                                                    5.25%, 06/01/28 (AMBAC)                            06/01/11 @ 101      6,348,060
                                                                                                                         -----------

Nevada-- 5.03%
                            A-          5,410       Henderson, NV Health Care Fac. Rev., Ser. A,
                                                    5.625%, 07/01/24                                   07/01/14 @100       5,841,285
                                                                                                                         -----------

New York-- 33.63%
                             A          5,000       New York, NY Gen. Oblig., Ser. J, 5.00%, 05/15/23  05/15/14 @ 100      5,229,100
                            A-          4,600       Long Island, NY Power Auth. Rev., Ser. A,
                                                    5.10%, 09/01/29                                    09/01/14 @ 100      4,865,466
                            AA-         4,000       Metropolitan Trans. Auth. Rev., Ser. A,
                                                    5.125%, 01/01/24                                   07/01/12 @ 100      4,226,480
                            A+          3,650       New York Muni. Bond Bank Agy. Special School
                                                    Purpose Rev., Ser. C, 5.25%, 12/01/22              06/01/13 @ 100      3,922,984
                             A          1,500       New York Dorm. Auth. Lease Rev., Ser. A,
                                                    5.375%, 05/15/22                                   05/15/13 @ 100      1,624,380
                             A          2,500       New York Dorm. Auth. Lease Rev., Ser. A,
                                                    5.375%, 05/15/23                                   05/15/13 @ 100      2,698,450
                            A3          1,500       New York Dorm. Auth. Rev., 5.375%, 05/01/23        05/01/13 @ 100      1,593,480
                            AA-         4,000       New York Tobacco Settlement Funding Corp.,
                                                    Ser. A1, 5.50%, 06/01/19                           06/01/13 @ 100      4,454,200
                            AAA         5,000       Port Auth. NY and NJ - Cons. 127th Rev., 5.20%,
                                                    12/15/26 (AMBAC)                                   06/15/12 @ 101      5,291,050
                             A          5,000       Suffolk Co., NY Ind. Dev. Agy. Rev., 5.25%,
                                                    06/01/27                                           06/01/13 @ 100      5,199,850
                                                                                                                         -----------

                                                                                                                          39,105,440
                                                                                                                         -----------

North Carolina-- 3.59%
                            BBB         1,000       North Carolina Eastern Muni. Power Agy. Sys. Rev.
                                                    Ref., Ser. D, 5.125%, 01/01/23                     01/01/13 @ 100      1,029,600
                            BBB         1,000       North Carolina Eastern Muni. Power Agy. Sys. Rev.
                                                    Ref., Ser. D, 5.125%, 01/01/26                     01/01/13 @ 100      1,027,010
                            AAA         2,065       North Carolina Housing Fin. Agy. Rev., Ser. 14A,
                                                    5.35%, 01/01/22 (AMBAC)                            07/01/11 @ 100      2,119,268
                                                                                                                         -----------
                                                                                                                           4,175,878
                                                                                                                         -----------

Ohio-- 9.44%
                            A+          3,000       Cuyahoga Co., OH Rev. Ref., Ser. A,
                                                    6.00%, 01/01/20                                    07/01/13 @ 100      3,413,970
                            AA-         5,000       Lorain Co., OH Hosp. Rev. Ref., Ser. A,
                                                    5.25%, 10/01/33                                    10/01/11 @ 101      5,181,950
                            AAA         2,250       Toledo, OH City School Dist. Facs. Imp. Gen.
                                                    Oblig., 5.00%, 12/01/25 (FSA)                      12/01/13 @ 100      2,378,430
                                                                                                                         -----------
                                                                                                                          10,974,350
                                                                                                                         -----------

Pennsylvania -- 3.87%
                           BBB+         2,000       Pennsylvania State Higher Education 5.00%
                                                    Due 7/15/2039                                      07/15/15 @ 100      2,046,400
                            BBB         2,340       Pennsylvania Higher Educ. Facs. Auth. Rev.,
                                                    5.25%, 05/01/23                                    05/01/13 @ 100      2,448,716
                                                                                                                         -----------
                                                                                                                           4,495,116
                                                                                                                         -----------

Puerto Rico- 13.31%
                            A-          5,000       Puerto Rico Hwy. & Trans. Auth. Rev.,
                                                    5.00%, 7/01/28                                     07/01/13 @ 100      5,189,600
                             A          1,500       Puerto Rico Hwy. & Trans. Auth. Rev., Ser. J,
                                                    5.50%, 07/01/24                                    07/01/14 @ 100      1,656,495
                            A-          3,000       Puerto Rico Pub. Imp. Gen. Oblig., Ser. A,
                                                    5.00%, 07/01/27                                    07/01/13 @ 100      3,117,930
                            A-          5,000       Puerto Rico Pub. Bldgs. Auth. Rev., Ser. I,
                                                    5.50%, 07/01/25                                    07/01/14 @ 100      5,505,650
                                                                                                                         -----------
                                                                                                                          15,469,675
                                                                                                                         -----------
South Carolina-- 3.18%
                            AAA         2,500       Florence Co., SC Hosp. Rev., Ser. A, 5.25%,
                                                    11/01/27 (FSA)                                     11/01/14 @100       2,681,475
                            A3          1,000       Georgetown Co., SC Environ. Imp. Rev. Ser. A,
                                                    5.30%, 03/01/28                                    03/01/14 @100       1,008,340
                                                                                                                         -----------
                                                                                                                           3,689,815
                                                                                                                         -----------

                          Rating      Principal                                                        Optional Call        Value
      State               (S&P)*     Amount (000)                    Description                       Provisions**       (Note 1)

South Dakota -- 1.07%
                            A+          1,200       South Dakota St. Hlth. & Edl. Fac.,
                                                    5.25%, 11/01/34                                    11/1/14 @ 100       1,240,776
                                                                                                                        ------------

Texas- 7.38%
                            AAA         4,000       Eagle Mtn. & Saginaw, TX Indep. School Dist.,
                                                    Ser. A, 5.25%, 08/15/23 (PSF-GTD)                  08/15/13 @ 100      4,314,160
                            Aaa         2,000       Bexar County Texas Housing Finance,
                                                    5.20%, 10/20/34                                    10/20/14 @ 100      2,025,460
                            BBB         2,000       Sabine River, TX Poll. Cntl. Auth. Rev. Ref.,
                                                    Ser. B, 6.15%, 08/01/22                            08/01/13 @ 101      2,242,660
                                                                                                                        ------------
                                                                                                                           8,582,280
                                                                                                                        ------------

West Virginia- 4.43%
                            AAA         5,000       West Virginia Housing Dev. Fund Rev.,
                                                    Ser. D, 5.20%, 11/01/21                            05/01/11 @ 100      5,150,250
                                                                                                                        ------------

TOTAL MUNICIPAL BONDS & NOTES (Cost $167,210,186) - 152.74%                                                              177,544,485
                                                                                                                        ------------

PERPETUAL PREFERRED SHARES  -- 3.54%

                          Rating      Redemption                                                                            Value
                          (Moody)    Value (000)                           Description                                     (Note 1)

                            A3          2,000       Charter Mac Equity Trust, Ser. A-4, 5.75%, 04/30/15
                                                    (remarketing), 144A                                                    2,094,380

                            A3          2,000       GMAC Municipal Mortgage Trust, Ser. A1-3, 5.30%, 10/31/39,             2,020,180
                                                                                                                        ------------
                                                    (10/31/19 remarketing) 144A


TOTAL PERPETUAL PREFERRED SHARES (Cost $4,000,000) - 3.54%                                                                4,114,560
                                                                                                                        ------------

SWAPTIONS (1) -- 1.07%

                                     Notional                                                        Expiration             Value
         Counterparty              Amount (000)                              Description                Date               (Note 1)
                                                    Option on a pay fixed/receive floating rate
                                                    interest rate swap terminating on 05/04/25
         Goldman Sachs                 40,000       (pay fixed rate of 5.40% and receive BMA rate
                                                    with a weekly reset)                               05/04/05                1,000

                                                    Option on a pay fixed/receive floating rate
                                                    interest rate swap terminating on 09/03/05
         Goldman Sachs                 10,000       (pay fixed rate of 6.30% and receive three-month
                                                    LIBOR rate with a quarterly reset)                 09/03/05                3,000

                                                    Option on a pay fixed/receive floating rate
                                                    interest rate swap terminating on 09/03/08
         Goldman Sachs                  7,000       (pay fixed rate of 6.50% and receive three-month
                                                    LIBOR rate with a quarterly reset)                 09/03/08              118,000

                                                    Option on a pay fixed/receive floating rate
                                                    interest rate swap terminating on 09/03/08
         Goldman Sachs                 85,000       (pay fixed rate of 5.20% and receive BMA rate
                                                    with a weekly reset)                               09/03/08            1,120,000
                                                                                                                        ------------

TOTAL SWAPTIONS (Cost $6,421,500) - 1.07%                                                                                  1,242,000
                                                                                                                        ------------

TOTAL INVESTMENTS (Cost $177,631,686) - 157.35%                                                                          182,901,045
Other assets less liabilities - 2.40%                                                                                      2,790,019
Preferred Shares, at Redemption Value - (59.75%) (2)                                                                    (69,450,000)
                                                                                                                        ------------
                                                                                                                        $116,241,064
                                                                                                                        ============


* For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investors Services, Inc. or Fitch Ratings is provided.

** Date and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(1) Non-income producing securities.

(2) Preferred Shares as percentage of managed assets is 37.40%.

(3) Portfolio percentages are calculated based on net assets applicable to common shareholders.


Glossary:

AMBAC - insured by Ambac Assurance Corporation.
BMA - Bond Market Association
FGIC - insured by Financial Guaranty Insurance Co.
FSA - insured by Financial Security Assurance, Inc.
LIBOR - London Inter-Bank Offering Rate
PSF-GTD - guaranteed by Public School Fund
VRDN - Variable rate demand notes are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

ITEM 2: CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits.

(1) Separate certifications by the registrant's principal executive officer and principal financial officer, required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

                                   Signatures


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund

BY: /s/ Clifford D. Corso
    ----------------------------------
    Clifford D. Corso
    President, Chief Executive Officer

Date: June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ Clifford D. Corso
    ----------------------------------
    Clifford D. Corso
    President, Chief Executive Officer
    (Principal Executive Officer)

Date: June 27, 2005

BY: /s/ Marc D. Morris
    -----------------------------
    Marc D. Morris
    Treasurer
    (Principal Financial Officer)

Date: June 27, 2005